Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,142,642)	$ (19,737,541)
Adjustments to reconcile net loss to net cash used in operating activities:
Notes payable related party issued for services	80,000
Gain on forgiveness of debt	43,920
Common stock issued for services and finance expenses	1,538,351	11,617,252
Stock based compensation	249,643	123,989
Operating expenses incurred by noteholders on behalf of the Company	83,482	272,000
Non-cash interest expenses	464,441	62,125
Change in fair value of derivative liability	(233,669)	83,464
Amortization of debt discounts	657,161	107,994
Impairment of goodwill		6,000,410
Bad debt expense		670,000
Changes in operating assets and liabilities:
Accounts receivable	152,000
Accounts payable and accrued expenses	613,229	579,902
Due to related parties	73,973	75,000
Net Cash Used in Operating Activities	(507,952)	(145,405)
CASH FLOWS FROM INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	142,193
Net proceeds from notes payable	400,600	188,000
Payments on notes payable	(78,000)
Net Cash Provided by Financing Activities	464,793	188,000
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(43,159)	42,595
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	43,159	564
CASH AND CASH EQUIVALENTS, END OF PERIOD		43,159
Cash Payments For:
Interest	7,795	5,036
Income taxes
Initial derivative liability on convertible note payable	860,708	182,125
Beneficial conversion feature on convertible note credited to additional paid in capital	311,488	250,000
Common stock issued for settlement of notes payable	1,376,880
Common stock issued for accrued expenses and accrued interest	73,297
Reclassification from accrued interest to note payable - related party	837,370
Accrued expenses paid by convertible noteholder	31,500
Reclassification of note and accrued interest from related party to non-related party	228,300
Reclassification from due to related party to convertible note payable - related party	121,254
Acquisition of AFI
Accounts receivable acquired		850,000
Goodwill		6,000,410
Accounts payable assumed		(536,610)
Notes payable assumed		(1,356,300)
Total purchase price		4,957,500
Common stock issued		3,774,000
Note payable issued - related party		1,000,000
Loan receivable adjusted		$ 183,500